Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of Shares Used to Compute Basic and Diluted Earnings per Share
The following is a reconciliation of the shares used to compute basic and diluted earnings per share (in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average number of common shares	46,739	36,876	36,429
Dilutive effect of stock-based awards	1,087	882	621
Number of shares used to compute diluted earnings per share	47,826	37,758	37,050

Schedule of Weighted Average Share Equivalents Outstanding Excluded from Computation of Diluted Earnings per Share
Also excluded from the computation of diluted earnings per share were other share equivalents that became anti-dilutive when applying the treasury stock method.

	Year Ended December 31,
	2012	2011	2010
Anti-dilutive common share equivalents outstanding	83	1,039	1,339